Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales
Third party net sales	$ 958,540,000	$ 927,996,000	$ 928,115,000
Related party net sales (Note 14)	51,253,000	67,934,000	56,382,000
Total net sales	1,009,793,000	995,930,000	984,497,000
Cost of sales	871,229,000	837,267,000	775,238,000
Gross profit	138,564,000	158,663,000	209,259,000
Operating expenses
Selling, general and administrative	(63,218,000)	(84,655,000)	(96,832,000)
Amortization of acquired intangible assets	(22,167,000)	(22,176,000)	(22,165,000)
Restructuring costs, net (Note 2)	(16,876,000)	(7,593,000)	(5,877,000)
Trademark impairment loss (Note 7)	(38,000,000)	(2,000,000)
Patent litigation costs (Note 13)	(158,000)	(2,200,000)
Antitrust litigation costs (Note 13)	(44,000)	(198,000)	(1,228,000)
Operating (loss) income	(1,899,000)	39,841,000	83,157,000
Other expense
Interest expense, net (Note 10)	(50,454,000)	(51,453,000)	(54,765,000)
Miscellaneous, net (Note 18)	(8,589,000)	(3,623,000)	(6,188,000)
(Loss) income before income taxes	(60,942,000)	(15,235,000)	22,204,000
Income tax benefit (expense) (Note 11)	24,694,000	2,993,000	(7,577,000)
Net (loss) income	(36,248,000)	(12,242,000)	14,627,000
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(9,743,000)	1,318,000	1,930,000
Pension and OPEB liability, net of tax of $15,585 ($21,922) and $6,041	(25,049,000)	35,545,000	(11,085,000)
Net current period other comprehensive income (loss)	(34,792,000)	36,863,000	(9,155,000)
Comprehensive (loss) income	$ (71,040,000)	$ 24,621,000	$ 5,472,000